Financial performance by segment	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Financial performance by segment	1 Financial performance by segment Our management structure is based on product groups (PG) together with global support functions whose leaders make up the Executive
Committee. The Executive Committee members each report directly to our Chief Executive who is the chief operating decision maker (CODM)
and is responsible for allocating resources and assessing performance of the operating segments. The CODM’s primary measure of profit is underlying EBITDA (as defined on page 168).
Our reportable segments are as follows.

Reportable segment	Principal activities
Iron Ore	Iron ore mining and salt and gypsum production in Western Australia.
Aluminium	Bauxite mining; alumina refining; aluminium smelting and recycling.
Copper	Mining and refining of copper, gold, silver, molybdenum, other by-products and exploration activities.
Minerals
Includes mining and processing of borates, titanium dioxide feedstock and iron concentrate and pellets from the Iron Ore
Company of Canada. Also includes diamond mining, sorting and marketing and development projects for battery materials, such as lithium.

Management responsibility during the build phase of the Simandou iron ore project falls under the Chief Technical Officer, Mark Davies. Whilst this is classified as “Other operations”,and sits below reportable segments, we have shown this separately due to the significance of funding and spend during the year following notice to proceed. Accountability for Rio Tinto Guinea, our in-country external affairs office remains with Bold
Baatar, and has therefore moved from the Copper product group to “Other operations” following his change in role to Chief Commercial Officer.
Accordingly, prior period amounts have been adjusted for comparability even though there is no material impact as a result of the change.

	Segmental revenue US$m			Underlying EBITDA US$m			Capital expenditure(a) US$m
	2024	2023	2022	2024	2023 Adjusted	2022 Adjusted	2024	2023	2022
Iron Ore	29,339	32,249	30,906	16,249	19,974	18,612	3,012	2,588	2,940
Aluminium	13,650	12,285	14,109	3,673	2,282	3,672	1,694	1,331	1,377
Copper	9,275	6,678	6,699	3,437	1,960	2,566	2,055	1,976	1,622
Minerals	5,531	5,934	6,754	1,080	1,414	2,419	798	746	679
Reportable segments total	57,795	57,146	58,468	24,439	25,630	27,269	7,559	6,641	6,618
Simandou iron ore project	—	—	—	(22)	(539)	(189)	1,832	266	—
Other operations	120	142	192	43	(95)	(17)	66	57	53
Inter-segment transactions	(209)	(231)	(256)	9	8	24
Share of equity accounted units(b)	(4,048)	(3,016)	(2,850)
Central pension costs, share-based payments, insurance and derivatives				153	168	377
Restructuring, project and one-off costs				(254)	(190)	(173)
Central costs				(816)	(990)	(766)
Central exploration and evaluation expenditures				(238)	(100)	(253)
Proceeds from disposal of property, plant and equipment							30	9	–
Other items							134	113	79
Consolidated sales revenue	53,658	54,041	55,554
Purchases of property, plant and equipment and intangible assets							9,621	7,086	6,750
Underlying EBITDA(c)				23,314	23,892	26,272
(a)Capital expenditure for reportable segments includes the net cash outflow on purchases less disposals of property, plant and equipment, capitalised evaluation costs and purchases less disposals of other intangible assets. The details provided include 100% of subsidiaries’ capital expenditure and Rio Tinto’s share of the capital expenditure of joint operations.
(b)Consolidated sales revenue includes subsidiary sales of US$213 million (2023: US$20 million; 2022: US$50 million) to equity accounted units which are not included in segmental revenue.
Segmental revenue includes the Group’s proportionate share of product sales by equity accounted units (after adjusting for sales to subsidiaries) of US$4,261 million (2023:
US$3,036 million; 2022: US$2,900 million) which are not included in consolidated sales revenue.
(c)Pre-tax and pre-divestment expenditure on exploration and evaluation charged to the profit and loss account in 2024 was US$935 million (note 8), compared with US$855 million in 2023
(excluding Simandou). Approximately 25% of the spend was by central exploration, 23% by Minerals (with the majority focusing on lithium), 36% by Copper, 14% by Iron Ore and 2% by Aluminium.
In 2024, all qualifying expenditure relating to Simandou is being capitalised. Qualifying expenditure on the Rincon lithium project has been capitalised since 1 July 2024.
1 Financial performance by segmentSegmental revenue
Segmental revenue includes consolidated sales revenue plus the equivalent sales revenue of equity accounted units (EAUs) in proportion to our equity interest (after adjusting for sales to/from subsidiaries).
Segmental revenue measures revenue on a basis that is comparable to our underlying EBITDA metric.
Other segmental reporting
For further information relating to Revenue by destination and product and Non-operating assets by geography, refer to note 6 on page 178 and
Our operating assets section on page 182, respectively.
Underlying EBITDA
Underlying EBITDA represents profit before taxation, net finance items, depreciation and amortisation adjusted to exclude the EBITDA impact of items which do not reflect the underlying performance of our reportable segments.

Other relevant judgements - Exclusions from underlying EBITDA
Items excluded from profit after tax are those gains and losses that, individually or in aggregate with similar items, are of a nature and size to require exclusion in order to provide additional insight into the underlying business performance. The following items are excluded from profit after tax in arriving at underlying EBITDA in each year irrespective of materiality:
–all depreciation and amortisation in subsidiaries and the corresponding share of profit in EAUs
–all taxation and finance items in subsidiaries and the corresponding share of profit in EAUs
–unrealised (gains)/losses on embedded derivatives not qualifying for hedge accounting (including foreign exchange)
–net (gains)/losses on consolidation or disposal of interests in businesses
–impairment charges net of reversals including corresponding amounts in share of profit in EAUs
–the underlying EBITDA of discontinued operations
–adjustments to closure provisions where the adjustment is associated with an impairment charge and for legacy sites where the disturbance or environmental contamination relates to the pre-acquisition period.
In addition, there is a final judgemental category which includes, where applicable, other credits and charges that, individually or in aggregate if of a similar type, are of a nature or size to require exclusion in order to provide additional insight into underlying business performance. In
2023, this included all re-estimates of the closure provisions for fully impaired sites identified in the second half of the year due to the materiality of the adjustment in aggregate. In 2022, this category included the gain recognised by Kitimat relating to LNG Canada's project and the gain recognised upon sale of the Cortez royalty. There were no similar items in 2024.

	2024 US$m	2023 US$m	2022 US$m
Profit after tax for the year	11,574	9,953	13,048
Taxation	4,041	3,832	5,614
Profit before taxation	15,615	13,785	18,662
Depreciation and amortisation in subsidiaries, excluding capitalised depreciation(a)	5,744	4,976	4,871
Depreciation and amortisation in equity accounted units	559	484	470
Finance items in subsidiaries	876	1,713	1,846
Taxation and finance items in equity accounted units	1,002	741	640
Unrealised losses/(gains) on embedded commodity and currency derivatives not qualifying for hedge accounting (including foreign exchange)	73	(15)	(6)
(Gains)/losses on consolidation and disposal of interests in businesses(b)	(1,214)	–	105
Impairment charges net of reversals (note 4)	573	936	52
Gain recognised by Kitimat relating to LNG Canada’s project(c)	–	–	(116)
Change in closure estimates (non-operating and fully impaired sites)(d)	86	1,272	180
Gain on sale of the Cortez royalty(e)	–	–	(432)
Underlying EBITDA	23,314	23,892	26,272
Depreciation and amortisation in subsidiaries for the year ended 31 December 2024 is net of capitalised depreciation of US$174 million (2023: US$358 million; 2022: US$139 million).
(b)Gains on consolidation of businesses include the revaluation of our previously held interest in the NZAS joint operation as we acquired the remaining shares during the year and this became a subsidiary. Disposals include the sale of Wyoming Uranium and Lake MacLeod, as described in note 5.
(c)During 2022, LNG Canada elected to terminate their option to purchase additional land and facilities for expansion of their operations at Kitimat, Canada. The resulting gain was excluded from underlying EBITDA consistent with prior years as it was part of a series of transactions that together were material.
(d)In 2024, the charge to the income statement relates to the change in estimates of underlying closure cash flows, net of impact of a change in discount rate, expressed in real-terms, from
2.0% to 2.5% as applied to provisions for close-down, restoration and environmental liabilities at legacy sites where the environmental damage preceded ownership by Rio Tinto. In 2023, the charge includes US$873 million related to the closure provision update announced by ERA on 12 December 2023, together with the update included in their half year results for the period ended 30 June 2023, published in August 2023. This update was considered material and therefore it was aggregated with other closure study updates (see note 14) which were similar in nature and have been excluded from underlying EBITDA. The other closure study updates were at legacy sites managed by our central closure team as well as an update at
Yarwun alumina refinery which was expensed due to the impairment earlier in the year. In 2022, the charge related to re-estimates of underlying closure cash flows for legacy sites where the environmental damage preceded ownership by Rio Tinto.
(e)On 2 August 2022, we completed the sale of a gross production royalty which was retained following the disposal of the Cortez Complex in 2008. The gain recognised on sale of the royalty was excluded from underlying EBITDA on the grounds of individual magnitude.